SCHEDULE OF OTHER COMPREHENSIVE INCOME (LOSS) (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Equity [Abstract]
Income (losses) during the year	¥ (9,114)	¥ (955)	¥ (7,273)	¥ 3,588
Income (losses) before tax effect	(9,114)	(955)	(7,273)	3,588
Income (losses) after tax effect	(9,114)	(955)	(7,273)	3,588
Income (losses) during the year	(9,114)	(955)	(7,273)	3,588
Income (losses) before tax effect	(9,114)	(955)	(7,273)	3,588
Income (losses) after tax effect	¥ (9,114)	¥ (955)	¥ (7,273)	¥ 3,588